Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment, Net [Abstract]
Property, plant and equipment, net

7.      Property, plant and equipment, net

Property, plant and equipment consists of the following:

	As of December 31,
	2025	2024
Production equipment	$1,532,399	$1,905,670
Electronic equipment	42,024	44,539
Office furniture	90,157	73,494
Motor vehicles	26,287	23,891
Research and development equipment	123,135	107,660
Leasehold improvement	261,269	192,869
Construction in progress	114,219	—
	2,189,490	2,348,123
Less: accumulated depreciation	(1,075,881)	(709,668)
Less: impairment loss	—	(87,392)
Property, plant and equipment, net	$1,113,609	$1,551,063

For the year ended December 31, 2025, the Group recorded depreciation expenses of US$809,859, which were recorded of US$601,054 as cost of revenues, and US$188,645 as general and administrative expenses, and US$20,160 as Research and Development expenses, respectively.

For the year ended December 31, 2025, the Group disposed of property, plant and equipment with an original cost of US$284,385 and accumulated depreciation of US$142,340, resulting in a gross loss disposal of US$142,045. An impairment loss of US$87,392 on these assets was written off, ultimately giving rise to a net loss on disposal of fixed assets of US$54,653.

For the year ended December 31, 2024, the Group recorded depreciation expenses of US$494,830, which were recorded of US$439,229 as cost of revenues, and US$45,980 as general and administrative expenses, and US$9,621 as Research and Development expenses, respectively. In addition, the Group recognized an impairment loss of US$87,392 on property, plant and equipment.